Share-based Compensation - Restricted and deferred share unit details (Details)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Common shares issued per restricted stock unit (in shares)	1
Common shares issued per performance stock unit (in shares)	1
Restricted Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
RSUs outstanding, beginning of period (in shares)	0
Granted (in share)	2,414,022
Settled (in shares)	(952,722)	0
RSUs outstanding, end of period (in shares)	1,461,300	0
RSUs vested at end of period (in shares)	0
Weighted average intrinsic value at grant date, outstanding beginning of period (in CAD per share) | $ / shares	$ 0
Weighted average intrinsic value at grant date, granted (in CAD per share) | $ / shares	1.10
Weighted average intrinsic value at grant date, settled (in CAD per share) | $ / shares	1.07
Weighted average intrinsic value at grant date, outstanding end of period (in CAD per share) | $ / shares	1.12	$ 0
Weighted average intrinsic value at grant date, vested (in CAD per share) | $ / shares	$ 0
Deferred Share Units
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
RSUs outstanding, beginning of period (in shares)	0
Granted (in share)	673,800
RSUs outstanding, end of period (in shares)	673,800	0
RSUs vested at end of period (in shares)	0
Weighted average intrinsic value at grant date, outstanding beginning of period (in CAD per share) | $ / shares	$ 0
Weighted average intrinsic value at grant date, granted (in CAD per share) | $ / shares	1.32
Weighted average intrinsic value at grant date, outstanding end of period (in CAD per share) | $ / shares	1.32	$ 0
Weighted average intrinsic value at grant date, vested (in CAD per share) | $ / shares	$ 0